100%
80%
60%
40%
20%
0%
Equity/Non-Traditional
50
45
40
35
30
25
20
15
10
5
0
-5
-10
Years Until Retirement

PRUDENTIAL INVESTMENT PORTFOLIOS 5

PGIM Target Date 2020 Fund

PGIM Target Date 2025 Fund

PGIM Target Date 2030 Fund

PGIM Target Date 2035 Fund

PGIM Target Date 2040 Fund

PGIM Target Date 2045 Fund

PGIM Target Date 2050 Fund

PGIM Target Date 2055 Fund

PGIM Target Date 2060 Fund

PGIM Target Date 2065 Fund

PGIM Target Date 2070 Fund

(each a “Fund” and collectively the “Funds”)

Supplement dated December [5], 2025

to each Fund’s Currently Effective Summary Prospectus and Prospectus

You should read this Supplement in conjunction with the Fund’s Summary Prospectus and Prospectus and retain it for future reference.

Effective January 1, 2026, the Funds’ strategic Glidepath will be adjusted to allow increased exposure to equity and non-traditional asset classes.

To reflect this change, effective January 1, 2026, the chart illustrating the strategic Glidepath in the section of each Fund’s Summary Prospectus and Prospectus titled “INVESTMENTS, RISKS AND PERFORMANCE - Principal Investment Strategies” is hereby deleted and replaced with the following chart:

LR1514